RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Nov. 30, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]

8. RELATED PARTY TRANSACTIONS AND BALANCES

Key management compensation

The amounts due to and from related parties are due to the directors and officers of the Company. The balances are unsecured, non-interest bearing and due on demand. These transactions are in the normal course of operations and have been valued in these consolidated financial statements at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Key management is comprised of directors and officers of the Company.

As at November 30, 2021, $Nil (November 30, 2020 - $2,500) was due from directors and officers of the Company.

As at November 30, 2021, $52,728 (November 30, 2020 - $46,355) was due to directors and officers of the Company as follows:

	November 30, 2021	November 30, 2020

Company controlled by Former Chief Financial Officer	$-	$3,865
Company controlled by Corporate Secretary	10,500	-
Chief Executive Officer of the Company	561	823
Director	41,667	41,667
	$52,728	$46,355

As at November 30, 2021, prepaid expenses include prepayments of $5,513 (November 30, 2020 - $4,000) to a company controlled by the corporate secretary.

During the years ended November 30, 2021, 2020 and 2019, the Company entered into the following transactions with related parties:

	November 30, 2021	November 30, 2020	November 30, 2019
Management fees	$118,000	$114,125	$123,000
Consulting fees	307,734	166,667	-
Accounting fees	36,202	22,852	24,490
Rent	5,000	20,000	-
Stock-based compensation	410,132	271,993	260,145
Salaries and benefits to CEO	313,626	133,387	318,790
	$1,190,694	$729,024	$726,425

Management fees consisted of the following:

	November 30, 2021	November 30, 2020	November 30, 2019
Company controlled by Interim CFO and Corporate Secretary	$63,000	$55,125	$63,000
Company controlled by Former CFO	55,000	59,000	60,000
	$118,000	$114,125	$123,000

During the year ended November 30, 2021, the Company issued 656,250 (2020 - 500,000 and 2019 - nil) common shares valued at $307,734 (2020 - $166,667 and 2019 - $nil) to a director of the Company for consulting services (Note 12).

During the year ended November 30, 2021, accounting fees of $36,202 (2020 - $22,852 and 2019 - $24,490) and rent of $5,000 (2020 - $20,000 and 2019 - $nil) were paid or accrued to a Company controlled by the Former CFO.

During the year ended November 30, 2021, the Company had 1,725,000 stock options held by the CEO, Former CFO, the Corporate Secretary, and the Company's directors. The amount recognized as expense for these options for the year ended November 30, 2021 is as follows:

	November 30, 2021		November 30, 2020		November 30, 2019
	Number of options held	Expense for the year (vested)	Number of options held	Expense for the year (vested)	Number of options held	Expense for the year (vested)
CEO	600,000	$133,275	400,000	$44,455	400,000	$113,077
Former CFO	150,000	33,319	100,000	11,113	100,000	28,269
Corporate Secretary	150,000	33,319	100,000	11,113	100,000	28,269
Directors	825,000	210,219	1,050,000	205,312	250,000	90,530
	1,725,000	$410,132	1,650,000	$271,993	850,000	$260,145